Cash and cash equivalent and total borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents and adjusted net debt [Abstract]
Summary of Cash Reconciliation

	30 June 2026	31 December 2025
	£m	£m
Cash and cash equivalents as presented in the consolidated balance sheet	2,363	2,694
Bank overdrafts	(187)	(168)
Cash and cash equivalents as presented in the consolidated cash flow statement	2,176	2,526
Borrowings due within one year (excluding bank overdrafts)	(1,292)	(654)
Borrowings due after one year	(3,866)	(4,114)
Total borrowings (excluding bank overdrafts)	(5,158)	(4,768)